Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Changes in the carrying amount of goodwill
Balance at the beginning		¥ 10,236		¥ 10,236
Impairment related to Newsky Wisdom	¥ 0	¥ (10,236)	¥ 0	¥ (10,236)
Balance at the end			¥ 10,236